JPMorgan Trust I

270 Park Avenue

New York, New York 10017

March 29, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)
on behalf of the Funds (the “Funds”)
listed in Appendix A
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 207 (Amendment No. 208 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Funds as new series of the Trust. Included in the filing are the prospectuses and Statements of Additional Information for the Funds.

The JPMorgan SmartRetirement Blend Income Fund seeks current income and some capital appreciation. The JPMorgan SmartRetirement Blend 2015 Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date. The JPMorgan SmartRetirement Blend 2020 Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund, JPMorgan SmartRetirement Blend 2035 Fund, JPMorgan SmartRetirement Blend 2040 Fund, JPMorgan SmartRetirement Blend 2045 Fund, JPMorgan SmartRetirement Blend 2050 Fund, and JPMorgan SmartRetirement Blend 2055 Fund, each seeks high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its target retirement date. The JPMorgan SmartRetirement Blend Funds are each a “fund of funds” that invest in other J.P. Morgan Funds and exchange traded funds (ETFs) that are managed by unaffiliated investment advisers (unaffiliated ETFs). We are registering Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for these Funds.

The JPMorgan SmartAllocation Equity Fund seeks to provide long-term capital appreciation. The JPMorgan SmartAllocation Equity Fund seeks to provide exposure to a broadly diversified portfolio of equity securities of U.S. and non-U.S. companies (including companies in emerging markets) across all market capitalization ranges. The Fund is a “fund of funds” and intends to gain exposure to equity securities primarily by investing in other J.P. Morgan Funds and unaffiliated ETFs. We are registering Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for this Fund.

The JPMorgan SmartAllocation Income Fund seeks to provide total return. The JPMorgan SmartAllocation Income Fund seeks to provide exposure to a broadly diversified portfolio of U.S. and non-U.S. (including companies in emerging markets) fixed income securities. The Fund is a “fund of funds” and intends to gain exposure to fixed income securities primarily by investing in other J.P. Morgan Funds and unaffiliated ETFs. We are registering Class A, Class C, Select Class, Class R2, Class R5 and Class R6 Shares for this Fund.

If you have any questions or comments, please contact me at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

cc: Vincent Di Stefano

APPENDIX A

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Equity Fund

JPMorgan SmartAllocation Income Fund